SUBSEQUENT EVENTS (Details) - Forecast [Member] - CNY (¥) ¥ in Thousands	May 31, 2024	Apr. 30, 2024
Lion Global [Member]
Subsequent Events [Line Items]
Ownership		100.00%
Related Party Transaction, Amounts of Transaction		¥ 16,000
PT Sembrani Finance Indonesia [Member]
Subsequent Events [Line Items]
Ownership	40.00%
Related Party Transaction, Amounts of Transaction	¥ 16,750